Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Tax jurisdictions from:
U.S.						$ (3,625)
Income (loss) before income taxes	$ 7,678	$ (52,598)	$ 6,339	$ (52,674)	$ (53,102)	$ (3,625)